Investments in Joint Ventures and Associates - Schedule of Condensed Financial Information of Major Investments Recognized Under the Equity Method (Associates) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2019 MXN ($)
Investment In Joint Ventures Accounted For Using Equity Method [line items]
Current assets	$ 27,191,027		$ 458,394,044		$ 527,894,778
Non-current assets	88,474,128		1,593,704,127		1,717,663,266
Total assets	115,665,155		2,052,098,171		2,245,558,044
Current liabilities	47,889,300		922,648,330		929,737,258
Total liabilities	206,774,399		4,222,098,954		4,014,380,269
Total equity	(91,109,244)		(2,170,000,783)	$ (2,404,727,030)	(1,768,822,225)	$ (1,931,409,302)
Total liabilities and equity	115,665,155		2,052,098,171		2,245,558,044
Sales and other income	122,764,576	$ 2,383,388,309	1,495,628,620	953,661,844
Net result	$ 5,150,763	99,998,470	(294,775,877)	(509,052,065)
Sierrita Gas Pipeline LLC
Investment In Joint Ventures Accounted For Using Equity Method [line items]
Current assets			134,266		144,229
Non-current assets			3,354,987		2,992,861
Total assets			3,489,253		3,137,090
Current liabilities			97,339		132,444
Total liabilities			97,339		132,444
Total equity			3,391,914		3,004,646
Total liabilities and equity			3,489,253		$ 3,137,090
Sales and other income		949,075	957,549	942,024
Costs and expenses		410,993	385,376	419,729
Net result		$ 538,082	$ 572,173	$ 522,295